Debt - Summary of Effective Interest Rate, Contractual Interest Expense and Amortization of Debt Discount (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Amortization of debt discount	$ 40	$ 34	$ 39
2019 Cash Convertible Senior Notes [Member]
Debt Instrument [Line Items]
Effective interest rate	5.14%	5.14%
Contractual interest expense	$ 12	$ 12
Amortization of debt discount	$ 42	$ 40